Summary of Significant Accounting Policies (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per ordinary share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from April 22, 2021 (inception) through December 31, 2021
	Class A ordinary shares subject to possible redemption	Class B ordinary shares not subject to possible redemption
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(79,500)	$(135,718)
Denominator:
Basic and diluted weighted average shares outstanding	2,930,335	5,002,500

Basic and diluted net loss per ordinary share	$(0.03)	$(0.03)

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30, 2022 Class A	For the Three Months Ended September 30, 2022 Class B	For the Nine Months Ended September 30, 2022 Class A	For the Nine Months Ended September 30, 2022 Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	567,724	141,931	365,489	91,372

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,010,000	5,002,500	20,010,000	5,002,500

Basic and diluted net income per share	$0.03	$0.03	$0.02	$0.02

Disclosure In Tabular Form Of Reconciliation Of Cash Received To Amount Outstanding As On The Balance Sheet Date Common Stock Subject To Possible Redemption [Table Text Block]
As of December 31, 2021, Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$200,100,000
Less:
Proceeds allocated to Public Warrants	(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption	(10,338,625)
Plus:
Accretion of Class A ordinary shares to redemption amount	19,940,523

Class A ordinary shares subject to possible redemption	$204,102,000